Goodwill and Intangible Assets - Summary of Goodwill by Segment (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance				$ 154,951	$ 109,895	$ 109,895	$ 87,123	$ 87,113
Goodwill impairment	$ 0	$ (125,300)	$ 0	(125,285)	0		0	0
Measurement period adjustments						(207)
Goodwill, Ending Balance	29,666			29,666		154,951	109,895	87,123
Owen Roe
Goodwill [Line Items]
Goodwill, Acquired During Period								10
Kunde
Goodwill [Line Items]
Goodwill, Acquired During Period							13,780
Sommelier
Goodwill [Line Items]
Goodwill, Beginning Balance					8,992	8,992
Goodwill, Acquired During Period							8,992
Goodwill, Ending Balance							8,992
Vinesse, LLC
Goodwill [Line Items]
Goodwill, Acquired During Period						9,477
ACE Cider
Goodwill [Line Items]
Goodwill, Acquired During Period						27,539
Meier's Wine Cellars, Inc
Goodwill [Line Items]
Goodwill, Acquired During Period						8,247
Wholesale
Goodwill [Line Items]
Goodwill, Beginning Balance				116,304	88,808	88,808	85,940	85,930
Goodwill impairment		(116,300)		(116,304)
Measurement period adjustments						(43)
Goodwill, Ending Balance	0			0		116,304	88,808	85,940
Wholesale | Owen Roe
Goodwill [Line Items]
Goodwill, Acquired During Period								10
Wholesale | Kunde
Goodwill [Line Items]
Goodwill, Acquired During Period							2,868
Wholesale | ACE Cider
Goodwill [Line Items]
Goodwill, Acquired During Period						27,539
Direct to Consumer
Goodwill [Line Items]
Goodwill, Beginning Balance				29,666	20,342	20,342	1,183	1,183
Goodwill impairment				0
Measurement period adjustments						(153)
Goodwill, Ending Balance	29,666			29,666		29,666	20,342	1,183
Direct to Consumer | Owen Roe
Goodwill [Line Items]
Goodwill, Acquired During Period								0
Direct to Consumer | Kunde
Goodwill [Line Items]
Goodwill, Acquired During Period							10,167
Direct to Consumer | Sommelier
Goodwill [Line Items]
Goodwill, Acquired During Period							8,992
Direct to Consumer | Vinesse, LLC
Goodwill [Line Items]
Goodwill, Acquired During Period						9,477
Business to Business
Goodwill [Line Items]
Goodwill, Beginning Balance				8,981	$ 745	745		0
Goodwill impairment		$ (9,000)		(8,981)
Measurement period adjustments						(11)
Goodwill, Ending Balance	$ 0			$ 0		8,981	745
Business to Business | Kunde
Goodwill [Line Items]
Goodwill, Acquired During Period							$ 745
Business to Business | Meier's Wine Cellars, Inc
Goodwill [Line Items]
Goodwill, Acquired During Period						$ 8,247
Other/Non Allocated
Goodwill [Line Items]
Goodwill, Beginning Balance								$ 0